Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Variable Trust
Entity Central Index Key	0001352621
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000186848
Shareholder Report [Line Items]
Fund Name	Donoghue Forlines Dividend VIT Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Donoghue Forlines Dividend VIT Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	www.donoghueforlinesfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$213	2.00%

Expenses Paid, Amount	$ 213
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The performance of the Fund over the past year was driven by a broad rally in equity markets seen throughout the year. The Fund remained fully invested in risk-adjusted dividend yielding equities benefiting from both income and capital appreciation. Stock selection, engineered by our proprietary quantitative methodology, played a significant role in the performance of the Fund. The value category underperformed growth and most major benchmark indexes during the period.

During the fiscal year ended December 31, 2024, the performance of the Fund did not deviate from managers expectations. The Fund is designed to protect against capital destroying downside while participating in market appreciation. In December 2024, the Fund tracking index for the strategy was changed from the FCF Risk Managed Sector Neutral Dividend Index to the DF Risk-Managed Dividend Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Donoghue Forlines Dividend VIT Fund	Russell 1000® Index	Russell 1000® Value Index	Syntax US LargeCap 500 Total Return Index
Dec-2014	$10,000	$10,000	$10,000	$10,000
Dec-2015	$9,606	$10,092	$9,617	$10,121
Dec-2016	$9,670	$11,308	$11,285	$11,318
Dec-2017	$10,723	$13,761	$12,827	$13,843
Dec-2018	$9,864	$13,102	$11,767	$13,269
Dec-2019	$9,584	$17,220	$14,890	$17,466
Dec-2020	$8,888	$20,830	$15,306	$21,201
Dec-2021	$11,582	$26,340	$19,157	$26,963
Dec-2022	$10,383	$21,302	$17,713	$21,682
Dec-2023	$10,218	$26,953	$19,743	$27,561
Dec-2024	$11,522	$33,560	$22,580	$34,708

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Donoghue Forlines Dividend VIT Fund	12.76%	3.75%	1.43%
Russell 1000® Index	24.51%	14.28%	12.87%
Russell 1000® Value Index	14.37%	8.68%	8.49%
Syntax US LargeCap 500 Total Return Index	25.93%	14.72%	13.25%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 8,229,955
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 20,774
InvestmentCompanyPortfolioTurnover	181.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$8,229,955 Number of Portfolio Holdings52 Advisory Fee (net of waivers)$20,774 Portfolio Turnover181%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	12.2%
Common Stocks	86.1%
Money Market Funds	1.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
AbbVie, Inc.	2.1%
Conagra Brands, Inc.	2.1%
Coterra Energy, Inc.	2.1%
Cisco Systems, Inc.	2.1%
Bristol-Myers Squibb Company	2.1%
MetLife, Inc.	2.0%
Kinder Morgan, Inc.	2.0%
Best Buy Company, Inc.	2.0%
Gilead Sciences, Inc.	2.0%
Morgan Stanley	2.0%

Material Fund Change [Text Block]

Material Fund Changes

The Fund’s adviser has elected to change the index the Fund seeks to track from the FCF Risk Managed Sector Neutral Dividend Index to the DF Risk-Managed Dividend Index. Effective on or about December 20, 2024, the Fund seeks to track the DF Risk-Managed Dividend Index.

C000186847
Shareholder Report [Line Items]
Fund Name	Donoghue Forlines Momentum VIT Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Donoghue Forlines Momentum VIT Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-779-7462
Additional Information Website	www.donoghueforlinesfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$174	1.56%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The performance of the Fund over the past year was driven by a broad rally in equity markets seen throughout the year. The Fund remained fully invested in risk-adjusted price momentum equities benefiting from the risk-on market environment. Stock selection, engineered by our proprietary quantitative methodology, played a significant role in the performance of the Fund. The growth category outperformed value and most major benchmark indexes during the period.

During the fiscal year ended December 31, 2024, the performance of the Fund did not deviate from managers expectations. The Fund is designed to protect against capital destroying downside while participating in market appreciation. In December 2024, the Fund tracking index for the strategy was changed from the FCF Risk Managed Sector Neutral Momentum Index to the DF Risk-Managed Momentum Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Donoghue Forlines Momentum VIT Fund	Russell 1000® Index	Syntax US LargeCap 500 Total Return Index
Dec-2014	$10,000	$10,000	$10,000
Dec-2015	$9,895	$10,092	$10,121
Dec-2016	$10,428	$11,308	$11,318
Dec-2017	$12,610	$13,761	$13,843
Dec-2018	$12,274	$13,102	$13,269
Dec-2019	$13,240	$17,220	$17,466
Dec-2020	$13,081	$20,830	$21,201
Dec-2021	$16,962	$26,340	$26,963
Dec-2022	$13,135	$21,302	$21,682
Dec-2023	$15,738	$26,953	$27,561
Dec-2024	$19,362	$33,560	$34,708

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Donoghue Forlines Momentum VIT Fund	23.03%	7.90%	6.83%
Russell 1000® Index	24.51%	14.28%	12.87%
Syntax US LargeCap 500 Total Return Index	25.93%	14.72%	13.25%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 63,673,179
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 660,870
InvestmentCompanyPortfolioTurnover	232.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$63,673,179 Number of Portfolio Holdings52 Advisory Fee $660,870 Portfolio Turnover232%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	4.0%
Common Stocks	94.4%
Money Market Funds	1.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Palantir Technologies, Inc. - Class A	2.2%
Cisco Systems, Inc.	2.1%
Monster Beverage Corporation	2.1%
Fiserv, Inc.	2.1%
Gilead Sciences, Inc.	2.1%
Corning, Inc.	2.1%
Kroger Company (The)	2.1%
LPL Financial Holdings, Inc.	2.0%
Guidewire Software, Inc.	2.0%
Welltower, Inc.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

The Fund’s adviser has elected to change the index the Fund seeks to track from the FCF Risk Managed Sector Neutral Momentum Index to the DF Risk-Managed Momentum Index. Effective on or about December 20, 2024, the Fund seeks to track the DF Risk-Managed Momentum Index.